Intangible Assets and Goodwill - Intangible Assets (Details) - USD ($) $ in Millions	Jul. 02, 2023	Jan. 01, 2023	Jan. 02, 2022
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 7,830	$ 7,870	$ 8,347
Accumulated Amortization	(3,341)	(3,198)	(2,999)
Net Carrying Amount	4,489	4,672	5,348
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Intangible Assets, Gross (Excluding Goodwill)	13,019	13,051	13,700
Intangible assets, net (Notes 1 and 4)	9,678	9,853	10,701
Trademarks
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Carrying Amount	5,128	5,122	5,291
Intangible assets, net (Notes 1 and 4)	5,128	5,122	5,291
Other
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Carrying Amount	61	59	62
Intangible assets, net (Notes 1 and 4)	61	59	62
Patents and trademarks
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	4,383	4,400	4,705
Accumulated Amortization	(1,583)	(1,485)	(1,350)
Net Carrying Amount	2,800	2,915	3,355
Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	2,099	2,127	2,265
Accumulated Amortization	(1,087)	(1,063)	(1,021)
Net Carrying Amount	1,012	1,064	1,244
Other
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	1,348	1,343	1,377
Accumulated Amortization	(671)	(650)	(628)
Net Carrying Amount	$ 677	$ 693	$ 749